Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Expected Useful Lives of Property and Equipment

The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
Property and equipment	4,991	—	—	4,991	5,349

Group Recognized Share-Based Compensation Expense

For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of RMB13,113, RMB15,483 and RMB20,837, respectively, which was classified as follows:

	At December 31,
	2010	2011	2012
Hotel operating costs	1,555	2,115	2,592
Selling and marketing expenses	778	783	1,031
General and administrative expenses	10,780	12,585	17,214

Total	13,113	15,483	20,837